Loans and advances to clients (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Balance at the start of the period	R$ 39,223,835	R$ 26,923,312	R$ 23,176,039
Net Additions	30,393,982	31,920,565	18,428,727
Written-off Assets	(29,730,912)	(19,620,042)	(14,681,454)
Balance at the end of the fiscal year	R$ 39,886,905	R$ 39,223,835	R$ 26,923,312